Additional Information on Financial Instruments	12 Months Ended
Dec. 31, 2022
Additional Information on Financial Instruments
Additional Information on Financial Instruments

24. Additional Information on Financial Instruments

The following table presents the carrying amounts and the fair values of financial assets and liabilities by classes and categories in accordance with IFRS 9 as at December 31, 2022 and as at December 31, 2021.

	Category	December 31, 2022
	according to	Carrying	Fair
in EUR	IFRS 9	Amount	Value*	Level
Non-current assets
Rental deposits (Financial assets)	AC	135,395	—
Investments in securities (Financial assets)	FVTPL	1,193,539	1,193,539	3
Current assets
Trade accounts receivables	AC	19,972,756	—
Trade accounts receivables (subject to factoring)	FVTPL	3,690,404	3,690,404	3
Other current financial assets	AC	7,970,469	—
Cash and cash equivalents	AC	44,428,001	—
Financial assets measured at AC		72,506,621
Financial assets measured at FVTPL		4,883,943

Non-current liabilities
Non-current loans	AC	1,060,358	1,021,696	3
Other non-current financial liabilities	AC	13,287	—
Current liabilities
Current loans	AC	30,461,789	—
Trade accounts payable	AC	27,271,931	—
Other current financial liabilities	AC	6,758,304	—
Financial liabilities measured at AC		65,565,669

* The Group has not disclosed the fair values of short-term financial instruments if the carrying amount represents an appropriate representation of the instruments fair value. Furthermore, the Group has not disclosed the fair values of its rent deposits and other non-current financial liabilities as the effect resulting from discounting future cash flows is immaterial and thus the carrying amount being an adequate approximation of fair value.

	Category	December 31, 2021
	according to	Carrying	Fair
in EUR	IFRS 9	Amount	Value**	Level
Non-current assets
Rental deposits (Financial assets)	AC	24,624	—
Investments in securities (Financial assets)	FVTPL	1,123,988	1,123,988	3
Current assets
Trade accounts receivables	AC	28,707,048	—
Trade accounts receivables (subject to factoring)	FVTPL	2,420,512	2,420,512	3
Cash and cash equivalents	AC	58,004,145	—
Financial assets measured at AC		86,735,817
Financial assets measured at FVTPL		3,544,498

Non-current liabilities
Non-current loans	AC	700,568	677,598	3
Current liabilities
Current loans	AC	34,557,415	—
Trade accounts payable	AC	33,447,088	—
Other current financial liabilities Restated*	AC	8,014,179	—
Financial liabilities measured at AC		76,719,249

* Certain amounts for 2021 have been restated; see Note 2.4

** The Group has not disclosed the fair values of short-term financial instruments if the carrying amount represents an appropriate representation of the instruments fair value. Furthermore, the Group has not disclosed the fair values of its rent deposits as the effect resulting from discounting future cash flows is immaterial and thus the carrying amount being an adequate approximation of fair value.

As the equity instruments were acquired at the end of September 2021 and as there is no indication of change in the general economic situation nor in the situation of the company SigmaSense LLC, for which no observable share price exists (fair value hierarchy Level 3), the (initial) cost of the shares is the best available estimate of fair value, FX effects were considered. For detailed information see Note 8. The valuation of unlisted equity instruments is primarily determined using the market-based approach. In particular, VIA’s management is in close contact with SigmaSense’s management regarding the occurrence of new financing rounds, which typically occur at the proposal of SigmaSense management and at the sole decision of SigmaSense’s existing shareholders, and hereby represent a significant input factor. As of the end of 2022, SigmaSense announced a new financing round at a cost per share slightly above VIAs investment. Additionally, VIA management analyzes all available information on investment-specific milestones, new contracts and other relevant information to analyze whether the price of the most recent financing round is acceptable as a reasonable market valuation for this investment. A collaboration on a project using SigmaSense’s technology is also possible.

The fair value of trade accounts receivables which will be sold under the Group’s factoring arrangement is determined by applying an appropriate adjustment factor to the nominal amount of the receivable. As adjustment factors are not observable, fair value hierarchy Level 3 applies. The adjustment factor is derived by the management on discounts charged in the global supplier financing program of the relevant customer by a large credit institution when buying receivables under factoring arrangements from that customer. As of December 31, 2022 the Group applied an adjustment-factor of 0.73%.

The fair value of non‑current interest bearing loans is determined by discounting the related future cash flows using a risk-adjusted discount rate. Based on non-observable credit spreads used to determine risk adjustments, fair value hierarchy Level 3 applies.

The following table shows a reconciliation from the opening balances to the closing balances for financial instruments that present Level 3 fair values:

	Financial assets
	Promissory	Equity	Trade accounts
in EUR	Note	Instruments	receivables
Balance at January 1, 2022	—	1,123,988	2,420,512
Additions	—	—	3,708,246
Sales	—	—	(2,420,512)
Fair value gains / (losses) (see financial result)	—	—	(17,843)
Currency translation effect (see other operating income)	—	69,551	—
Balance at December 31, 2022	—	1,193,539	3,690,403
Net gains / (losses) during the financial year	—	69,551	(17,843)

	Financial assets
	Promissory	Equity	Trade accounts
in EUR	Note	Instruments	receivables
Balance at January 1, 2021
Additions	738,007	—	2,432,086
Fair value gains / (losses) (see financial result)	352,101	—	(11,574)
Conversion to equity instruments	(1,090,108)	1,090,108	—
Currency translation effect (see other operating income)	—	33,879	—
Balance at December 31, 2021	—	1,123,988	2,420,512
Net gains / (losses) during the financial year	352,101	33,879	(11,574)

Neither in 2022 nor in 2021 any transfers between the fair value levels occurred.

Regarding the equity instruments, a shift of 10 % in the share price would result in a shift in the fair value of the equity instruments amounting to the same percentage.

Regarding the Level 3 trade accounts receivables, a shift in the adjustment factor of 0.5 percentage points would result in an insignificant change in the fair value of the trade accounts receivables.

In 2022, the net gains on financial assets mandatorily measured at FVTPL amounted to TEUR 52 (2021: TEUR 374). In the same period, the net loss on financial liabilities measured at AC amounted to TEUR 1,727 (2021: TEUR 903), primarily related to interest expenses, while the net income on financial assets measured at AC amounted to TEUR 370 (2021: net loss amounting to TEUR 280), primarily related to interest income from cash deposits and fixed-term deposits partly offset by expected credit losses as well as losses from credit impaired trade accounts receivables. For further information please see Note 10 and Note 21.